Mining concessions, development costs, property, plant and equipment, net	12 Months Ended
Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [line items]
Disclosure of property, plant and equipment [text block]
11.	Mining concessions, development costs, property, plant and equipment, net

(a)	Below is presented the movement:

	Balance as of January 1, 2017	Additions	Disposals	Sales	Reclassifications and transfers	Balance as of December 31, 2017	Additions	Disposals	Sales	Reclassifications and transfers	Balance as of December 31, 2018
	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)

Cost
Lands	22,958	-	-	-	(268)	22,690	783	(462)	-	(1,250)	21,761
Mining concessions	198,009	2	-	(15,000)	(31,138)	151,873	-	-	-	-	151,873
Development costs	652,392	69,335	-	(10,107)	431	712,051	32,059	(2,656)	-	1,805	743,259
Buildings, constructions and other	1,109,167	835	(387)	(28,751)	198,387	1,279,251	-	(2,837)	-	66,207	1,342,621
Machinery and equipment	986,032	2,579	(3,749)	(50,097)	(5,742)	929,023	-	(182)	(9,205)	38,830	958,466
Transportation units	10,416	11	(190)	(1,079)	788	9,946	42	(138)	(510)	1,545	10,885
Furniture and fixtures	14,047	31	(157)	(487)	468	13,902	-	-	(193)	(403)	13,306
Units in transit	30,051	2,822	-	-	(28,124)	4,749	11	-	-	(2,078)	2,682
Work in progress	105,788	173,333	-	(190)	(177,809)	101,122	67,096	(3,450)	-	(108,106)	56,662
Stripping activity asset (e)	124,467	18,282	(13,573)	-	1,271	130,447	11,279	-	-	-	141,726
Mine closure costs	247,889	10,594	-	(17,195)	-	241,288	61,239	-	-	(18,365)	284,162
	3,501,216	277,824	(18,056)	(122,906)	(41,736)	3,596,342	172,509	(9,725)	(9,908)	(21,815)	3,727,403
Accumulated depreciation and amortization:
Lands	-	-	-	-	1,249	1,249	-	-	-	(1,249)	-
Mining concessions	77,466	8	-	(13,845)	(23,390)	40,239	10	-	-	-	40,249
Development costs	241,636	30,886	-	(7,910)	(1,490)	263,122	35,433	-	-	(2)	298,553
Buildings, construction and other	455,678	73,314	(115)	(28,208)	6,168	506,837	84,244	-	-	562	591,643
Machinery and equipment	558,061	74,744	(2,662)	(41,595)	(6,099)	582,449	93,722	(177)	(8,659)	(1,978)	665,357
Transportation units	8,792	837	(114)	(1,057)	(68)	8,390	745	(85)	(436)	(15)	8,599
Furniture and fixtures	9,172	1,109	(152)	(236)	(13)	9,880	644	-	(187)	(214)	10,123
Stripping activity asset	18,729	16,343	-	-	6,623	41,695	28,820	-	-	3	70,518
Mine closure costs	141,275	25,254	-	(8,408)	-	158,121	10,350	-	-	-	168,471
	1,510,809	222,495	(3,043)	(101,259)	(17,020)	1,611,982	253,968	(262)	(9,282)	(2,893)	1,853,513
Provision for impairment of long-lived assets:
Mine closure costs	10,990	17,916	-	(8,785)	-	20,121	-	(5,693)	-	(1,221)	13,207
Development costs	9,487	2,864	-	(2,198)	-	10,153	-	-	-	-	10,153
Mining concessions, development costs, property, plant and other	9,905	840	-	(6,214)	-	4,531	-	(2,837)	-	1,221	2,915
	30,382	21,620	-	(17,197)	-	34,805	-	(8,530)	-	-	26,275

Net cost	1,960,025					1,949,555					1,847,615

(b)	Impairment of long-lived assets
In accordance with its accounting policies and processes, each asset or CGU is evaluated annually at year end, to determine whether there are any indications of impairment. If any such indications of impairment exist, a formal estimate of the recoverable amount is performed.

In assessing whether impairment is required, the carrying value of the asset or CGU is compared with its recoverable amount. The recoverable amount is the higher of the CGU’s fair value less costs of disposal (FVLCD) and value in use (VIU). Given the nature of the Group’s activities, information on the fair value of an asset is usually difficult to obtain unless negotiations with potential purchasers or similar transactions are taking place. Consequently, the recoverable amount for each CGU is estimated based on discounted future estimated cash flows expected to be generated from the continued use of the CGUs using market based commodity price and exchange assumptions, estimated quantities of recoverable minerals, production levels, operating costs and capital requirements, and its eventual disposal, based on the latest life of mine (LOM) plans. These cash flows were discounted using a real pre-tax discount rate that reflected current market assessments of the time value of money and the risks specific to the CGU.

The estimates of quantities of recoverable minerals, production levels, operating costs and capital requirements are obtained from the planning process, including the LOM plans, one-year budgets and CGU-specific studies.

During 2018, as a result of the derecognition of assets in Shila mining unit, the Company recorded a reversal in the provision for impairment for US$2.8 million. The provision was initially recorded in 2016.

During 2018, La Zanja recorded a reversal for the impairment provision for US$5,693,000 (as of December 31, 2017, the Company recorded a provision for US$21,620,000) as a result of the analysis of the recoverable amount. The main factors considered in the impairment analysis were reserves and mining useful lives. The recoverable amounts of La Zanja are based in Managements estimations of the value in use.

During 2017, as a result of the sale of the mining units of Breapampa and Recuperada, as well as the sale of the assets of the Shila Paula mining unit, the Group recorded a reversal of impairment losses by US$7.4 million, US$7.1 million and US$2.7 million, respectively, see note 1(e).

Key assumptions
The determination of value in use is most sensitive to the following key assumptions:

	Production volumes
	Commodity prices
	Discount rate

Production volumes: Estimated production volumes are based on detailed life-of-mine plans and take into account development plans for the mines agreed by management as part of planning process. Production volumes are dependent on a number of variables, such as: the recoverable quantities; the production profile; the cost of the development of the infrastructure necessary to extract the reserves; the production costs; the contractual duration of mining rights; and the selling price of the commodities extracted.

As each producing mining unit has specific reserve characteristics and economic circumstances, the cash flows of the mines are computed using appropriate individual economic models and key assumptions established by management. The production profiles used were consistent with the reserves and resource volumes approved as part of the Group’s process for the estimation of proved and probable reserves and resource estimates.

Commodity prices: Forecast commodity prices are based on management’s estimates and are derived from forward price curves and long-term views of global supply and demand, building on past experience of the industry and consistent with external sources. These prices were adjusted to arrive at appropriate consistent price assumptions for the different qualities and type of commodities, or, where appropriate, contracted prices were applied. These prices are reviewed at least annually.

Estimates prices for the current and long-term periods that have been used to estimate future cash flows are as follows:

	2019	2020-2023
	US$	US$

Gold	1,250 /Oz	1,300 /Oz
Silver	16 /Oz	17 /Oz
Copper	6,750 /MT	7,000 /MT
Lead	2,100 /MT	2,100 /MT

Discount rate: In calculating the value in use, pre-tax discount rates of
7.29%, 7.83%, and 13.32%
were applied to the pre-tax cash flows of Buenaventura, La Zanja, and El Brocal, respectively
.
These discount rates are derived from the Group’s post-tax weighted average cost of capital (WACC), with appropriate adjustments made to reflect the risks specific to the CGU. The WACC takes into account both debt and equity. The cost of equity is derived from the expected return on investment by the Group’s investors. The cost of debt is based on its interest bearing borrowings the Group is obliged to service. The beta factors are evaluated annually based on publicly available market data.

(c)
The book value of assets held under finance leases, and assets under trustworthy equity (see note 1(d)), amounted to US$337.3 million as of December 31, 2018 (US$522.0 million as of December 31, 2017) and is presented in various items of property, plant and equipment. During the year 2018 and 2017 no acquisitions of assets under lease agreements were made. Leased assets are pledged as security for the related finance lease liabilities.

(d)
During 2018, no finance costs were capitalized. During 2017, US$5.8 million were capitalized and is presented under investing activities in the consolidated statements of cash flows, using an average rate of 4.19 percent.

(e)
In mid-2016, a landslide occurred in the west wall of the Tajo Norte; consequently, it was decided not to mine this area due to stability and operational design issues. According to the distribution of reserves, this area (Phase 10) contained 5.5 MT of ore and 9.2 MT of waste valued at US$13,573,000, which were withdrawn from the reserves in the year 2017.

Minera Yanacocha SRL and subsidiary [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Disclosure of property, plant and equipment [text block]
10.	Property, plant and equipment, net

(a)	Below is presented the movement in cost:

	Opening balance	Additions	Sales and disposals	Transfer/Other changes	Final balances
	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)

Year 2018
Cost-
Land	9,459	-	-	-	9,459
Land improvements	36,454	-	-	-	36,454
Building and constructions	297,798	-	-	530	298,328
Machinery and equipment	286,865	-	(72,442)	30,137	244,560
Leach pads	1,722,786	-	-	484	1,723,270
Vehicles	11,024	-	(1,171)	68	9,921
Furniture and fixtures	2,556	-	-	-	2,556
Other equipment	57,773	-	(265)	1,416	58,924
Work in progress	400,410	117,636	-	(73,358)	444,688
Mining rights	37,521	-	-	-	37,521
Asset retirement and mine closure	507,123	27,275	-	-	534,398
Stripping activity asset	148,487	-	-	-	148,487
Mine development	722,355	-	-	38,292	760,647

	4,240,611	144,911	(73,878)	(2,431)	4,309,213

Accumulated depreciation and amortization
Land improvements	35,143	440	-	-	35,583
Building and constructions	240,348	7,631	-	-	247,979
Machinery and equipment	249,975	20,887	(66,607)	-	204,255
Leach pads	1,621,266	34,736	-	-	1,656,002
Vehicles	11,024	2	(1,171)	-	9,855
Furniture and fixtures	2,556	-	-	-	2,556
Other equipment	55,914	828	(220)	-	56,522
Mining rights	29,457	-	-	-	29,457
Asset retirement and mine closure	356,345	67,663	-	-	424,008
Stripping activity asset	143,252	2,806	-	-	146,058
Mine development	639,450	17,034	-	-	656,484

	3,384,730	152,027	(67,998)	-	3,468,759

Net cost	855,881				840,454

	Opening balance	Additions	Sales and disposals	Transfer/Other changes	Final balances
	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)

Year 2017
Cost-
Land	9,459	-	-	-	9,459
Land improvements	36,454	-	-	-	36,454
Building and constructions	236,551	-	(42)	61,289	297,798
Machinery and equipment	379,164	-	(92,299)	-	286,865
Leach pads	1,670,835	-	-	51,951	1,722,786
Vehicles	11,024	-	-	-	11,024
Furniture and fixtures	2,556	-	-	-	2,556
Other equipment	57,773	-	-	-	57,773
Work in progress	483,225	51,624	-	(134,439)	400,410
Mining rights	37,521	-	-	-	37,521
Asset retirement and mine closure	409,797	97,326	-	-	507,123
Stripping activity asset	148,487	-	-	-	148,487
Mine development	701,156	-	-	21,199	722,355

	4,184,002	148,950	(92,341)	-	4,240,611

Accumulated depreciation and amortization
Land improvements	35,053	90	-	-	35,143
Building and constructions	235,340	5,020	(12)	-	240,348
Machinery and equipment	329,965	8,431	(88,421)	-	249,975
Leach pads	1,588,205	33,061	-	-	1,621,266
Vehicles	11,003	21	-	-	11,024
Furniture and fixtures	2,556	-	-	-	2,556
Other equipment	55,645	269	-	-	55,914
Mining rights	29,457	-	-	-	29,457
Asset retirement and mine closure	337,173	19,172	-	-	356,345
Stripping activity asset	142,170	1,082	-	-	143,252
Mine development	622,604	16,846	-	-	639,450

	3,389,171	83,992	(88,433)	-	3,384,730

Net cost	794,831				855,881

Additions to work in progress in 2018 are primarily related to the Quecher Main project.

The depreciation and amortization expense for the year ended December 31, 2018 was recorded as Cost applicable to sales in the consolidated statement of comprehensive income.

(b)	Impairment of long-lived assets -

I
n accordance with the accounting policies and processes, each asset or Cash Generating Unit “CGU” is evaluated annually at year end, to determine whether there are any indications of impairment. If any such indications of impairment exist, a formal estimate of the recoverable amount is performed. The Company has two CGU’s: Yanacocha mine and Conga project.

In December 2017 and 2018, the Company performed a formal evaluation of its cash generating units and concluded that there were no impairment indicators at December 31, 2018 and 2017, respectively.

In December 2016, the Company determined that an impairment indicator existed as a result of the updated long-term mining and closure plans and the related increases in estimated future closure costs that resulted in an increase to the asset retirement cost asset.
As a result of the recoverable amount analysis performed during 2016, the Company recorded an impairment loss related to Yanacocha mine of US$889.5 million (US$872.2 million and US$17.3 million related to property, plant and equipment and intangible assets, respectively).

In assessing whether impairment was required, the carrying value of the asset or CGU was compared with its recoverable amount. The recoverable amount is the higher of the CGU’s fair value less costs of disposal (FVLCD) and value in use (VIU). Given the nature of the Company’s activities, information on the fair value of an asset is usually difficult to obtain unless negotiations with potential purchasers or similar transactions are taking place. Consequently, the recoverable amount for each CGU was estimated based on estimated discounted future estimated cash flows expected to be generated from the continued use of the CGUs using market based commodity price and exchange assumptions, estimated quantities of recoverable minerals, production levels, operating costs and capital requirements, and its eventual disposal, based on the latest life of mine (LOM) plans. These cash flows were discounted using a real pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the CGU.

Estimates included quantities of recoverable minerals, production levels, operating costs and capital requirements and sourced from the planning process, including the LOM plans, one-year budgets and CGU-specific studies.

Key assumptions used for the impairment testing as of December 31, 2016:

The determination of value in use was most sensitive to the following key assumptions:
-	Production volumes.

-	Commodity prices.

-	Discount rate.

Production volumes: Estimated production volumes are based on detailed life-of-mine plans and take into account development plans for the mines agreed by management as part of planning process. Production volumes are dependent on a number of variables, such as: the recoverable quantities; the production profile; the cost of the development of the infrastructure necessary to extract the reserves; the production costs; the contractual duration of mining rights; and the selling price of the commodities extracted.

As each producing mining unit has specific reserve characteristics and economic circumstances, the cash flows of the mines were computed using appropriate individual economic models and key assumptions established by management. The production profiles used were consistent with the reserves and resource volumes approved as part of the Company’s process for the estimation of proved and probable reserves and resource estimates.

Commodity prices: Forecasted commodity prices were based on management’s estimates and were derived from forward price curves and long-term views of global supply and demand, building on past experience of the industry and consistent with external sources. These prices were adjusted to arrive at appropriate consistent price assumptions for the different qualities and type of commodities, or, where appropriate, contracted prices were applied.

Estimated prices for the current and long-term periods that have were used to estimate future revenues were as follows:

	Current	Long-term
	US$	US$

Gold (per ounce)	1,221	1,300

Discount rate: In calculating the value in use, a pre-tax discount rate of 7.1% was applied to the pre-tax cash flows. This discount rate was derived from the Company’s post-tax weighted average cost of capital (WACC), with appropriate adjustments made to reflect the risks specific to the CGU.

Sociedad Minera Cerro Verde S.A.A. [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Disclosure of property, plant and equipment [text block]
7.	Property, plant and equipment, net

The changes in cost and accumulated depreciation accounts as of December 31, 2018 and 2017 are shown below:

	January 1, 2017	Additions	Adjustments	Disposals	Transfers	December 31, 2017	Additions	Adjustments	Disposals	Transfers	December 31, 2018
	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)

Cost
Land	23,683	-	-	-	784	24,467	-	-	-	196	24,663
Buildings and other constructions	2,376,961	-	(13,532)	(1,169)	7,782	2,370,042	-	41,089	(9,644)	48,090	2,449,577
Machinery and equipment	4,442,180	-	13,532	(4,540)	102,336	4,553,508	-	(41,089)	(19,426)	201,057	4,694,050
Transportation units	19,110	-	-	(261)	1,708	20,557	-	-	(32)	2,726	23,251
Furniture and fixtures	949	-	-	-	-	949	-	-	-	-	949
Other equipment	24,671	-	-	(34)	340	24,977	-	-	(11)	525	25,491
Construction in progress and in-transit units	88,766	173,845	-	-	(112,950)	149,661	288,861	-	-	(252,594)	185,928
Stripping activity asset (see Note 2(j))	324,759	153,623	-	-	-	478,382	177,327	-	-	-	655,709
Asset retirement costs (see Note 11(b))	137,376	2,661	(3,710)	-	-	136,327	2,724	(32,017)	-	-	107,034
	7,438,455	330,129	(3,710)	(6,004)	-	7,758,870	468,912	(32,017)	(29,113)	-	8,166,652

Accumulated depreciation
Buildings and other constructions	144,862	86,391	(457)	(1,169)	-	229,627	96,623	5,184	(9,514)	-	321,920
Machinery and equipment	1,237,979	283,250	457	(4,349)	-	1,517,337	292,656	(5,184)	(18,483)	-	1,786,326
Transportation units	10,865	1,593	-	(237)	-	12,221	1,784	-	(33)	-	13,972
Furniture and fixtures	802	32	-	-	-	834	24	-	-	-	858
Other equipment	13,953	2,474	-	(27)	-	16,400	2,406	-	(10)	-	18,796
Stripping activity asset	209,065	76,262	-	-	-	285,327	112,875	-	-	-	398,202
Asset retirement costs	13,189	5,511	-	-	-	18,700	4,976	-	-	-	23,676
	1,630,715	455,513	-	(5,782)	-	2,080,446	511,344	-	(28,040)	-	2,563,750
Net cost	5,807,740					5,678,424					5,602,902

(a)
As of December 31, 2018 construction in progress primarily relates to the mine maintenance truck shop (US$
90.6
million), the purchase of stators for ball mills (US$
24.3
million), the purchase of used haul trucks from PT Freeport Indonesia (a related party) (US$
17.2
million) and phase I of the tailing drain expansion (US$
11.9
 million).